UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 29549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment	[ x ]; Amendment Number: 1
This Amendment (Check only one):  [ x ] is a restatement.
					    [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Massachusetts Mutual Life Insurance Company
	1295 State Street
	Springfield, Massachusetts  01111

13F File Number:	28-548

The institutional investment manager filing this report, and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	      Michael O'Connor
Title:	    Vice President and Associate General Counsel

Phone:	413-226-1084

Signature, Place, and date of Signing:

/s/ Michael O'Connor

Springfield, Massachusetts
August 13, 2008

Report Type	(Check only one):
[ x ]		13F HOLDINGS REPORT
[    ] 	13F NOTICE
[    ]	13F COMBINATION REPORT


List of other Managers Reporting for this Manager:	None







FORM 13F SUMMARY PAGE Report Summary:

Number of Other Included Managers: None (See note below)

Form 13F Information Table Entry Total: None (See note below)


Form 13F Information Table Value Total: None (See note below)

List of Other Included Managers:

Babson Capital Management LLC (Babson Capital), Baring Asset Management, Inc. (Baring), Cornerstone Real Estate Advisers LLC (Cornerstone), Oppenheimer Funds, Inc. (Oppenheimer), and First Mercantile Trust Company (First Mercantile) are all direct, majority-owned subsidiaries of Massachusetts Mutual Life Insurance Company (MassMutual). Babson Capital, Baring, Cornerstone, Oppenheimer and First Mercantile have indicated that they exercise sole investment discretion with respect to the securities positions reported in each firms Form 13F filing. Nevertheless, such positions shall be deemed reported on behalf of MassMutual to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of its ownership interests in Babson Capital, Baring, Cornerstone,Oppenheimer and First Mercantile.